Long Term Debt - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Repayment of long-term debt, amount prepaid	$ 188,442
Repayment of long-term debt, principle payments	36,521
Proceeds from long-term debt	104,800	$ 78,400
Fair value of debt outstanding	499,659
Borrowing capacity outstanding	$ 67,000